Equity (Details) $ in Millions	May 28, 2024 shares	May 22, 2024 USD ($) $ / shares shares
Stockholders Equity Note [Abstract]
Shares repurchased (in shares)		3,900,000
Repurchase price per share (in USD per share) | $ / shares		50.75
Value of shares repurchased | $		$ 200
Cancellation of ordinary shares (in shares)	3,900,000